Net Income (Loss) Per Common Share - Schedule of Computation of Diluted Weighted Average Shares Outstanding (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	71,927,109	80,322,924
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	1,196,632	1,622,840
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	5,026,279	5,042,628
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	8,116,643	7,937,466
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	5,387,489	5,566,666
Class V Voting Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	40,612,566	48,565,824
Earnout Voting Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	10,000,000	10,000,000
Sponsor Earn Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	1,587,500	1,587,500